Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of

	Year ended December 31,
(in thousands)	2020	2019
Leasehold improvements	$918	$783
Furniture and fixtures	318	302
Computers	360	215

Property and equipment, gross	1,596	1,300
Less: Accumulated depreciation	(834)	(545)

Property and equipment, net	$762	$755